Goodwill and Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
The changes in the carrying amount of goodwill
Balance as of	$ 10,329	$ 9,934
Goodwill as a result of acquisitions	279	414
Other adjustments, net	(1)	3
Currency adjustments, net	(14)	(22)
Balance as of	10,593	10,329	9,934
Balance of intangible assets, excluding goodwill
Finite-Lived And Indefinite-Lived Intangible Assets, Original Cost	4,584	4,771
Accumulated amortization	(2,298)	(2,098)
Aggregate carrying amount of intangible assets	2,286	2,673
Carrying value	2,167
Amortization of intangible assets	349	331	335
Estimated aggregate amortization expense
2015	338
2016	326
2017	304
2018	289
2019	244
Thereafter	666
Carrying value	2,167
Purchased Technology and Patents
Balance of intangible assets, excluding goodwill
Accumulated amortization	(1,878)	(1,702)
Original cost	3,857	3,896
Carrying value	1,979	2,194
Intangible assets, estimated useful life	12 years 8 months 12 days	12 years 6 months
Estimated aggregate amortization expense
Carrying value	1,979	2,194
Trademarks and Tradenames
Balance of intangible assets, excluding goodwill
Accumulated amortization	(332)	(320)
Original cost	408	408
Carrying value	76	88
Intangible assets, estimated useful life	11 years 9 months 18 days	11 years 9 months 18 days
Estimated aggregate amortization expense
Carrying value	76	88
Other
Balance of intangible assets, excluding goodwill
Accumulated amortization	(88)	(76)
Original cost	200	104
Carrying value	112	28
Intangible assets, estimated useful life	8 years 8 months 12 days	8 years 9 months 18 days
Estimated aggregate amortization expense
Carrying value	112	28
Cardiac and Vascular Group
The changes in the carrying amount of goodwill
Balance as of	2,624	2,636
Goodwill as a result of acquisitions	279	0
Other adjustments, net	(8)	0
Currency adjustments, net	(14)	(12)
Balance as of	2,881	2,624
Restorative Therapies Group
The changes in the carrying amount of goodwill
Balance as of	6,361	5,954
Goodwill as a result of acquisitions	0	414
Other adjustments, net	7	3
Currency adjustments, net	0	(10)
Balance as of	6,368	6,361
Diabetes Group
The changes in the carrying amount of goodwill
Balance as of	1,344	1,344
Goodwill as a result of acquisitions	0	0
Other adjustments, net	0	0
Currency adjustments, net	0	0
Balance as of	1,344	1,344
In Process Research and Development [Member]
Balance of intangible assets, excluding goodwill
Indefinite-lived intangible assets	$ 119	$ 363